Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Jun. 16, 2022
Annual Return 2023	3.63%
Annual Return 2024	3.32%